Cash flow	6 Months Ended
Jun. 30, 2025
Disclosure Of Cash Flow [Abstract]
Cash flow	8. Cash Flow
Net cash generated from operating activities
Net cash generated from operating activities in the IFRS cash flows on page 21 includes the following items:

	Six months ended 30 June
	2025	2024
	£m	£m
Profit for the period	4,565	4,559
Taxation on ordinary activities	1,009	1,041
Share of post-tax results of associates and joint ventures	(1,474)	(1,647)
Net finance costs	969	305
Profit from operations	5,069	4,258
Adjustments for:
– depreciation, amortisation and impairment costs	1,192	1,620
– increase in inventories	(696)	(606)
– increase in trade and other receivables	(1)	(268)
– decrease in Master Settlement Agreement payable	(633)	(868)
– (decrease)/increase in trade and other payables	(565)	321
– decrease in retirement benefit liabilities	(27)	(17)
– decrease in other provisions for liabilities	(634)	(302)
– other non-cash items	12	(16)
Cash generated from operating activities	3,717	4,122
Dividends received from associates	168	196
Tax paid	(1,576)	(1,153)
Net cash generated from operating activities	2,309	3,165
Net cash generated from operating activities declined by £856 million. The reduction was due to the payment in 2025 related to
FII GLO of £368 million and due to higher taxes paid as a deferral from 2024 in the U.S. was paid in 2025 although this was partly offset by a deferral in 2025 from the first half of the year to the second half (£209 million / US$271 million).
Also included within net cash generated from operating activities were litigation payments of £410 million (30 June 2024: £298 million) which included, in both 2025 and 2024, payments in respect of Engle progeny cases (see page 34 for further details).
Expenditure on research and development was approximately £174 million for the six months to 30 June 2025 (30 June 2024:
£168 million) with a focus on products that could potentially reduce the risk associated with smoking conventional cigarettes.
The Group’s customer factoring arrangements and supplier financing arrangements were disclosed on pages 311 and 329 to 330, respectively, in the 2024 Annual Report and Accounts and Form 20-F for the year ended 31 December 2024. There have been no material changes in these underlying arrangements.
At 30 June 2025, the total amount factored under customer factoring arrangements were £674 million. In addition, where the
Group acts as a collection agent for the banks and other financial institutions, the cash collected that has not yet been remitted amounted to £122 million.
Net cash from investing activities
Net cash from investing activities was an inflow of £1,012 million, a decline of £421 million from the same period last year when it was an inflow of £1,433 million. The decline was:
–largely due to lower net proceeds from the partial monetisation of our investment in ITC (30 June 2025: £1,052 million; 30 June
2024: £1,577 million);
–partly offset by a net inflow of £14 million (compared to a net outflow of £107 million in the six months ended 30 June 2024)
from short-term investment products, including treasury bills.
Purchases of property, plant and equipment were largely in line with 2024, at £103 million (30 June 2024: £116 million).
Included within investing activities is gross capital expenditure. This includes the investment in the Group’s global operational infrastructure (including, but not limited to, the manufacturing network, trade marketing and IT systems). In 2025, the Group invested £140 million, a decrease of 4.4% on the prior year (30 June 2024: £146 million). The Group expects its gross capital expenditure in 2025 to be approximately £650 million mainly related to the ongoing investment in the Group’s operational infrastructure, including the expansion of our New Categories portfolio and enhancements to our Modern Oral capacity.
Net cash used in financing activities
Net cash used in financing activities was an outflow of £4,117 million in 2025 (30 June 2024: £3,358 million outflow). The total outflow includes:
–The payment of the dividend of £2,609 million (30 June 2024: £2,605 million);
–Interest paid in the period of £879 million (30 June 2024: £889 million), as higher interest charges in line with the increase in the
Group's average cost of debt were offset by lower net borrowings and foreign exchange tailwinds;
–The lower net inflow from issuance of borrowings in 2025 of £505 million (30 June 2024: £868 million);
–An outflow of £445 million related to derivatives (30 June 2024: outflow of £115 million); and
–An outflow of £450 million (30 June 2024: £366 million) in respect of the share buy-back programme.